Common Shares	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Common shares
14. Common shares
The Company’s Memorandum and Articles of Association authorizes the Company to issue up to 4,549,953,780 common shares with a par value of US$0.00001 per shares. As of December 31, 2019, the Company has 483,310,373 shares issued and outstanding. Each common share is entitled to one vote.
On February 12, 2020, The Company completed its IPO on the Nasdaq Global Market. 5,322,453 ADSs (including 72,453 ADSs sold upon the full exercise of the underwriters’ over-allotment options), representing 106,449,060 Class A common shares, were issued and sold to the public at a price of US$10.5 per ADS.
Upon the completion of IPO, the Group divided its common shares into Class A common shares and Class B common shares. Holders of Class A common shares will be entitled to one vote per share, while holders of Class B common shares will be entitled to 15 votes per share. Each Class B common share is convertible into one Class A common share at any time by the holder thereof, while Class A common shares are not convertible into Class B common shares under any circumstances. Upon any sale, transfer, assignment or disposition of Class B common shares by a holder thereof to any person or entity that is not an affiliate of such holder, such Class B common shares shall be automatically and immediately converted into an equal number of Class A common shares.
All of the 150,591,207 common shares held by Huidz Holding Limited, an entity controlled by Mr. Cunjun Ma, the chairman of our board of directors and our chief executive officer, was re-designated
as Class B common shares. Upon the completion of this offering, Mr. Cunjun Ma beneficially owned an aggregate of 150,591,207 Class B common shares, which represented 76.4% of the Company’s total voting power. All the issued and outstanding redeemable preferred shares and the rest of common shares converted into Class A common shares on a one-for-one
basis.
The holders of common shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.
In April 2020, board of directors authorized a share repurchase program under which the Company may repurchase up to US$10 million of its outstanding
ADSs
over the next 12 months, subject to relevant rules under the Securities Exchange Act of 1934, as amended, and the Company’s insider trading policy.
In May 2020, the Company paid the CITI Group Global Markets INC., the agent of the share repurchase program, US$1 million for the share repurchase, which was recorded as prepaid expense and other receivables. In 2020, the Company repurchased 44,809 ADS
s
in total (equivalent to 896,180 shares) and paid US$311,238 for the repurchase and US$896 for the commission fee as deduction from the prepaid expense and other receivables. Total payment was recorded as the cost of treasury stock RMB 2,063 thousand.